Accrued and other liabilities - Changes in Standard Warranty Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Balance at beginning of year	€ 143.6	€ 145.3
Additions for the year	232.2	191.5
Utilization of the reserve	(233.3)	(193.5)
Effect of exchange rates	(0.2)	0.3
Balance at end of year	€ 142.3	€ 143.6